Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Other comprehensive income/(losses)
Other comprehensive income/(losses), income taxes	¥ 0	¥ 0	¥ 0	¥ 0